Accrued Expenses and Other Payables - Summary of Accrued Expenses and Other Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016 [1]
Disclosure of financial liabilities [line items]
Accrued expenses	¥ 24,864	¥ 21,297
Value-added tax payable	645	797
Customer deposits and receipts in advance	69,915	66,418
Accrued expenses and other payables	98,695	91,173
Other telecommunications operators in the PRC [member]
Disclosure of financial liabilities [line items]
Amounts due to companies	59	41
China Telecom Group [member]
Disclosure of financial liabilities [line items]
Amounts due to companies	1,838	1,813
China Tower Corporation Limited [member]
Disclosure of financial liabilities [line items]
Amounts due to companies	¥ 1,374	¥ 807

[1]	restated